Securitizations And Variable Interest Entities (Type And Carrying Value Of Financial Assets) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Trading assets
Equities	¥ 57	¥ 116
Debt securities	75	84
Mortgage and mortgage-backed securities	19	27
Long-term loans receivable	9	21
Total	160	248
Long-term borrowings	¥ 148	¥ 223